Temporary Equity and Stockholders' Equity - Summary of Accumulated but Unpaid Preferred Dividends (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Distributed	$ (22,822)	$ (26,900)	$ (21,647)
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Beginning balance	34,812	25,610
Accumulated	7,656	9,202
Distributed	(42,468)	0
Ending balance	0	34,812	25,610
Series A One Preferred Stock [Member]
Class of Stock [Line Items]
Beginning balance	18,608	8,794
Accumulated	8,241	9,814
Distributed	(26,849)	0
Ending balance	0	18,608	8,794
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Beginning balance	33,910	25,338
Accumulated	6,925	8,572
Distributed	(40,835)	0
Ending balance	$ 0	$ 33,910	$ 25,338